NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 23,738,533	$ 35,950,295
Future production costs:	9,967,461	16,015,391
Future development costs	928,458	3,691,068
Future cash flows before income taxes	12,842,614	16,066,842
Future income taxes		114,063
Future net cash flows after income taxes	12,842,614	15,952,779
10% annual discount for estimated timing of cash flows	(5,227,092)	(5,658,567)
Standardized measure of discounted future net cash flows	7,615,522	10,294,212
Cananda [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	15,341,349	27,706,444
Future production costs:	7,561,503	12,104,423
Future development costs	448,458	3,411,068
Future cash flows before income taxes	7,331,388	12,013,959
Future income taxes		114,063
Future net cash flows after income taxes	7,331,388	11,899,896
10% annual discount for estimated timing of cash flows	(3,050,360)	(4,318,654)
Standardized measure of discounted future net cash flows	4,281,028	7,581,242
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	8,397,184	8,243,851
Future production costs:	2,405,958	3,910,968
Future development costs	480,000	280,000
Future cash flows before income taxes	5,511,226	4,052,883
Future income taxes
Future net cash flows after income taxes	5,511,226	4,052,883
10% annual discount for estimated timing of cash flows	(2,176,732)	(1,339,913)
Standardized measure of discounted future net cash flows	$ 3,334,494	$ 2,712,970